July 26, 2023

BNY MELLON INVESTMENT FUNDS V, INC.

-BNY Mellon Large Cap Equity Fund

Supplement to Summary Prospectus and Prospectus

The board for the fund has approved a sub-investment advisory agreement (the "Sub-Advisory Agreement") between the fund's investment adviser, BNY Mellon Investment Adviser, Inc., on behalf of the fund, and Newton Investment Management North America, LLC. The Sub-Advisory Agreement is subject to shareholder approval at a meeting of shareholders to be held on October 12, 2023. If fund shareholders approve the Sub-Advisory Agreement, the fund's investment strategy, process and approach would be modified and the information below would supersede any contrary information in the summary prospectus and prospectus on or about October 23, 2023 (the "Effective Date").

As of the Effective Date, the following information supersedes and replaces the information in the sections "Principal Investment Strategy" in the fund's summary prospectus and "Fund Summary – Principal Investment Strategy" in the fund's prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The fund considers large-cap companies to be those companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests in growth-oriented stocks and value-oriented stocks. The fund invests primarily in equity securities of U.S. issuers, but may invest in the equity securities of foreign issuers, including those in emerging market countries.

The fund is designed to provide investment exposure to the Equity Income Strategy and the Growth Strategy employed by Newton Investment Management North America, LLC, the fund's sub-adviser. The fund's portfolio manager responsible for portfolio construction uses a collaborative process, engaging with the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy to select the best opportunities from the companies identified and recommended from the strategies. Although there is no target or limitation on the amount of fund assets to be allocated to stocks of companies included in either investment strategy, the fund typically invests in stocks selected from both the Equity Income Strategy and the Growth Strategy.

Description of the Equity Income Strategy and the Growth Strategy

The following describes the investment strategies employed by the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy in identifying investment opportunities for the fund.

Equity Income Strategy

The portfolio managers responsible for the Equity Income Strategy focus on dividend-paying stocks and other investments that provide income. The portfolio managers responsible for the Equity Income Strategy identify stocks through a disciplined investment process that combines computer modeling techniques and fundamental analysis. The Equity Income Strategy emphasizes those stocks with value characteristics, although the portfolio managers for the strategy also may identify for investment stocks with growth characteristics.

The portfolio managers responsible for the Equity Income Strategy may recommend selling a security held in the Equity Income Strategy when the buy rationale has changed. This might be because the target price has been reached or the portfolio managers responsible for the Equity Income Strategy believe that there has been a negative change in the fundamental factors surrounding the company.

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Growth Strategy

The portfolio managers responsible for the Growth Strategy employ a growth-oriented investment style, which means that they seek to identify stocks of companies that are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers responsible for the Growth Strategy focus on high quality companies, especially those with products or services that are believed to be leaders in their market niches. The portfolio managers responsible for the Growth Strategy focus on individual stock selection, instead of trying to predict which industries or sectors will perform best. The Growth Strategy portfolio managers use fundamental research complemented by "thematic insights" to identify companies considered to have attractive investment characteristics, such as strong business models and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable earnings growth.

The portfolio managers responsible for the Growth Strategy may recommend selling a security held in the Growth Strategy if the company's business momentum deteriorates or valuation becomes excessive. The portfolio managers responsible for the Growth Strategy also may recommend selling a security in the Growth Strategy if an event occurs that contradicts their rationale for purchasing it, such as deterioration in the company's financial fundamentals. In addition, the portfolio managers responsible for the Growth Strategy may recommend selling a security if better investment opportunities emerge elsewhere.

Portfolio Construction

The portfolio manager responsible for portfolio construction collaborates with both the portfolio managers responsible for the Equity Income Strategy and the portfolio managers responsible for the Growth Strategy to construct a high conviction portfolio, while seeking to manage risk. At the security level, the portfolio manager responsible for portfolio construction considers for investment by the fund those securities recommended by the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy. With the universe identified, portfolio construction targets preserving the main investment exposures that the portfolio managers for the separate strategies are seeking to provide. At the sector level, portfolio construction will tilt the fund's portfolio to reflect the preferences of the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy. The portfolio manager responsible for portfolio construction monitors security and sector weightings and regularly evaluates the fund's risk-adjusted returns to manage the risk profile of the fund's portfolio and adjust exposure limits as necessary.

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As of the Effective Date, the following information supplements the information in the sections "Principal Risks" in the fund's summary prospectus and "Fund Summary –Principal Risks" in the fund's prospectus:

Dividend-paying stock risk. There is no guarantee that the issuers of the stocks held by the fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels of increase over time. The focus of the fund's Equity Income Strategy on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company's track record of paying dividends or ability to pay dividends in the future.

Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

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As of the Effective Date, the following information supersedes and replaces the information in the sections "Portfolio Management" in the fund's summary prospectus and "Fund Summary – Portfolio Management" in the fund's prospectus:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) and the fund's sub-adviser is Newton Investment Management North America, LLC (NIMNA), an affiliate of BNYM Investment Adviser.

John C. Bailer, CFA, Brian C. Ferguson and Keith Howell are the fund's primary portfolio managers responsible for the Equity Income Strategy. Messrs. Bailer, Ferguson and Howell have been primary portfolio managers of the fund since October 2023. Mr. Bailer is Deputy Head of Equity Income and a portfolio manager at NIMNA. Messrs. Ferguson and Howell are portfolio managers at NIMNA.

John R. Porter III and Karen Behr are the fund's primary portfolio managers responsible for the Growth Strategy. Mr. Porter and Ms. Behr have been primary portfolio managers of the fund since October 2023. Mr. Porter is Chief Investment Officer and Head of Equity at NIMNA. Ms. Behr is a portfolio manager at NIMNA.

Peter D. Goslin, CFA, is the fund's primary portfolio manager responsible for portfolio construction. Mr. Goslin has been a primary portfolio manager of the fund since October 2023. Mr. Goslin is a portfolio manager at NIMNA.

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As of the Effective Date, the following information supersedes and replaces the information in the section "Fund Details – Goal and Approach" in the fund's prospectus:

The fund seeks to provide long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The fund's investment policy with respect to the investment of 80% of its net assets may be changed by the fund's board upon 60 days' prior notice to shareholders. The fund considers large-cap companies to be those companies with market capitalizations of $5 billion or more at the time of purchase. The fund may invest up to 20% of its assets in equity securities of companies with market capitalizations of less than $5 billion at the time of purchase. Such companies, however, generally will have market capitalizations of at least $100 million at the time of purchase. The weighted-average market capitalization of the fund's portfolio securities is expected to be at least $5 billion under normal market conditions. The fund invests in growth-oriented stocks and value-oriented stocks. The fund invests primarily in equity securities of U.S. issuers, but may invest in equity securities of foreign issuers, including those in emerging market countries. The fund invests principally in common stocks.

The fund is designed to provide investment exposure to the Equity Income Strategy and the Growth Strategy employed by Newton Investment Management North America, LLC, the fund's sub-adviser. The fund's portfolio manager responsible for portfolio construction uses a collaborative process, engaging with the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy to select the best opportunities from the companies identified and recommended from the strategies. Although there is no target or limitation on the amount of fund assets to be allocated to stocks of companies included in either investment strategy, the fund typically invests in stocks selected from both the Equity Income Strategy and the Growth Strategy.

Description of the Equity Income Strategy and the Growth Strategy

The following describes the investment strategies employed by the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy in identifying investment opportunities for the fund.

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Equity Income Strategy

The portfolio managers responsible for the Equity Income Strategy focus on dividend-paying stocks and other investments that provide income. The portfolio managers responsible for the Equity Income Strategy identify stocks through a disciplined investment process that combines computer modeling techniques and fundamental analysis. The Equity Income Strategy emphasizes those stocks with value characteristics, although the portfolio managers for the strategy also may identify for investment stocks with growth characteristics.

The portfolio managers responsible for the Equity Income Strategy first use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

● value, or how a stock is priced relative to its perceived intrinsic worth

● growth, in this case the sustainability or growth of earnings

● financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the portfolio managers responsible for the Equity Income Strategy generally recommend for investment the most attractive of the higher ranked securities, drawing on a variety of sources, including internal research, as well as Wall Street research, and company management.

Although not a principal investment strategy, the Equity Income Strategy portfolio managers’ equity recommendations also may include preferred stocks and convertible securities. The Equity Income Strategy portfolio managers also may recommend investments in exchange-traded funds (ETFs) in order to provide exposure to certain equity markets and U.S. dollar-denominated American Depositary Receipts (ADRs). ADRs typically are issued by U.S. banks or trust companies and represent indirect ownership interests in securities of non-U.S. issuers that are publicly-traded in overseas markets. ADRs are traded in the United States on national securities exchanges and in the over-the-counter market, and may be converted into the underlying foreign securities. The fund may purchase ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the underlying security. ADRs purchased by the fund are considered equity securities for purposes of the fund's policy with respect to the investment of at least 80% of its net assets.

The portfolio managers responsible for the Equity Income Strategy may recommend selling a security held in the Equity Income Strategy when the buy rationale has changed. This might be because the target price has been reached or the portfolio managers responsible for the Equity Income Strategy believe that there has been a negative change in the fundamental factors surrounding the company.

Growth Strategy

The portfolio managers responsible for the Growth Strategy employ a growth-oriented investment style, which means that they seek to identify stocks of companies that are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers responsible for the Growth Strategy focus on high quality companies, especially those with products or services that are believed to be leaders in their market niches. The portfolio managers responsible for the Growth Strategy focus on individual stock selection, instead of trying to predict which industries or sectors will perform best, and recommend stocks by:

● Using fundamental research complemented by "thematic insights" to identify and follow companies considered to have attractive investment characteristics, such as strong business models and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable earnings growth; and

● When the research used by the portfolio managers responsible for the Growth Strategy indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The portfolio managers responsible for the Growth Strategy use thematic insights to complement their fundamental research to better understand potential opportunities, changes and/or risks to a company,

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industry or sector. Thematic insights refer to overarching or recurring themes, trends or shifts that emerge from the portfolio managers' research and analysis of global economic information. By using thematic insights and focusing on global investment themes, the portfolio managers responsible for the Growth Strategy believe they can identify opportunities and risks that may not be immediately apparent through traditional financial analysis or company comparisons.

The portfolio managers responsible for the Growth Strategy may recommend selling a security held in the Growth Strategy if the company's business momentum deteriorates or valuation becomes excessive. The portfolio managers responsible for the Growth Strategy also may recommend selling a security in the Growth Strategy if an event occurs that contradicts their rationale for purchasing it, such as deterioration in the company's financial fundamentals. In addition, the portfolio managers responsible for the Growth Strategy may recommend selling a security if better investment opportunities emerge elsewhere.

Portfolio Construction

The portfolio manager responsible for portfolio construction collaborates with both the portfolio managers responsible for the Equity Income Strategy and the portfolio managers responsible for the Growth Strategy to construct a high conviction portfolio, while seeking to manage risk. At the security level, the portfolio manager responsible for portfolio construction considers for investment by the fund those securities recommended by the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy. With the universe identified, portfolio construction targets preserving the main investment exposures that the portfolio managers for the separate strategies are seeking to provide. At the sector level, portfolio construction will tilt the fund's portfolio to reflect the preferences of the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy. The portfolio manager responsible for portfolio construction monitors security and sector weightings and regularly evaluates the fund's risk-adjusted returns to manage the risk profile of the fund's portfolio and adjust exposure limits as necessary.

Under adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding cash or investing, without limit, in U.S. Treasury securities or money market instruments. When this allocation happens, the fund may not achieve its investment objective.

More information about the fund's portfolio securities and investment techniques, and associated risks, is provided in the fund's Statement of Additional Information.

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As of the Effective Date, the following information supplements the information in the section "Fund Details – Investment Risks – Principal Risks" in the fund's prospectus:

Dividend-paying stock risk. There is no guarantee that the issuers of the stocks held by the fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels of increase over time. The focus of the fund's Equity Income Strategy on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company's track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

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As of the Effective Date, references to "Foreign investment risk" as an additional risk in the section "Fund Details – Investment Risks” in the fund's prospectus are removed.

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As of the Effective Date, the following information supplements the additional risks in the section "Fund Details – Investment Risks" in the fund's prospectus:

ADR risk. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.  Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.  The fund may invest in ADRs through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities.  Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of the ADRs with respect to the deposited securities.  As a result, available information concerning the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if such instruments were sponsored by the issuer.

Convertible securities risk. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer.  Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations.  Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Preferred stock risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

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As of the Effective Date, the following information supplements the information in the section "Fund Details – Management" in the fund's prospectus:

BNYM Investment Adviser has engaged its affiliate, Newton Investment Management North America, LLC (NIMNA), to serve as the fund's sub-adviser. NIMNA, subject to BNYM Investment Adviser's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's assets. NIMNA is an indirect wholly-owned subsidiary of BNY Mellon registered in the United States with the Securities and Exchange Commission (SEC) as an investment

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adviser. NIMNA's principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. As of June 30, 2023, NIMNA had approximately $60.8 billion in assets under management. A discussion regarding the basis for the board's approving the sub-investment advisory agreement between BNYM Investment Adviser and NIMNA will be available in the fund's next shareholder report. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (NIM), to enable NIM to provide certain advisory services to NIMNA for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and BNYM Investment Adviser. NIM is also an affiliate of BNYM Investment Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978 and, as of June 30, 2023, had approximately $48.4 billion in assets under management. NIM is an indirect subsidiary of BNY Mellon. A discussion regarding the basis for the board's approving the sub-sub-investment advisory agreement between NIMNA and NIM will be available in the fund's next shareholder report.

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As of the Effective Date, the following information supplements and replaces any contrary information in the section "Fund Details – Management" in the fund's prospectus:

John C. Bailer, CFA, Brian C. Ferguson and Keith Howell are the fund's primary portfolio managers responsible for the Equity Income Strategy. Messrs. Bailer, Ferguson and Howell have been primary portfolio managers of the fund since October 2023. Mr. Bailer is Deputy Head of Equity Income and a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 1992. Messrs. Ferguson and Howell are portfolio managers at NIMNA. Messrs. Ferguson and Howell have been employed by NIMNA or a predecessor company of NIMNA since 1997 and 2006, respectively.

John R. Porter III and Karen Behr are the fund's primary portfolio managers responsible for the Growth Strategy. Mr. Porter and Ms. Behr have been primary portfolio managers of the fund since October 2023. Mr. Porter is Chief Investment Officer and Head of Equity at NIMNA. Ms. Behr is a portfolio manager at NIMNA. Mr. Porter and Ms. Behr have been employed by NIMNA or a predecessor company of NIMNA since 2016 and 2008, respectively.

Peter D. Goslin, CFA, is the fund's primary portfolio manager responsible for portfolio construction. Mr. Goslin has been a primary portfolio manager of the fund since October 2023. He is a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 1999.

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The board for the fund has approved the implementation of a "manager of managers" investment approach whereby BNYM Investment Adviser, subject to certain conditions, would be able to hire and replace sub-advisers to the fund without obtaining shareholder approval. The implementation of the manager of managers arrangement is subject to shareholder approval at a meeting of shareholders to be held on October 12, 2023. The fund has no current intention of proposing additional sub-advisers, but is seeking the flexibility to do so in the future, without the need to obtain shareholder approval. If fund shareholders approve the implementation of the manager of managers arrangement, the information below would supplement the information in the prospectus as of the Effective Date.

As of the Effective Date, the following information supplements the information in the section "Fund Details – Management" in the fund's prospectus:

BNYM Investment Adviser has obtained an exemptive order and related no-action relief (SEC Relief) from the SEC, upon which the fund may rely, to use a manager of managers approach that permits

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BNYM Investment Adviser, subject to certain conditions and approval by the fund's board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with BNYM Investment Adviser without obtaining shareholder approval. The SEC Relief also relieves the fund from disclosing the sub-investment advisory fee paid by BNYM Investment Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the SEC Relief, it is not necessary to disclose the sub-investment advisory fee payable by BNYM Investment Adviser separately to a sub-adviser that is a wholly-owned subsidiary (as defined in the Investment Company Act of 1940, as amended) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to BNYM Investment Adviser. BNYM Investment Adviser has ultimate responsibility (subject to oversight by the fund's board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the fund's board. Currently, the fund has selected NIMNA, a wholly-owned subsidiary of BNY Mellon, to manage all of the fund's assets. The fund's board, including a majority of the "non-interested" board members, must approve each new sub-adviser. In addition, the fund is required to provide shareholders with information about each new sub-adviser within 90 days of the hiring of any new sub-adviser.

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